Supplementary cash flow information	12 Months Ended
Dec. 31, 2024
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [Text Block]

34. Supplementary cash flow information

(a) Other operating activities:

	Year ended December 31,
	2024	2023
Share-based compensation paid	$(4.5)	$(5.8)
Share-based compensation and change of control payments made upon acquisition of Copper Mountain	-	(6.7)
Other	0.7	1.5
	$(3.8)	$(11.0)

(b) Change in non-cash working capital:

	Year ended December 31,
	2024	2023
Change in:
Trade and other receivables	$(36.5)	$(70.3)
Other financial assets/liabilities	(29.4)	(7.0)
Inventories	10.0	18.2
Prepaid expenses	(11.8)	16.4
Trade and other payables	43.2	(31.5)
Provisions and other liabilities	(0.4)	(18.9)
	$(24.9)	$(93.1)

(c) Non-cash transactions:

During the year ended December 31, 2024 and 2023, Hudbay entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

- Remeasurement of Hudbay's decommissioning and restoration liabilities led to a net decrease in related property, plant and equipment assets of $4.7 million (December 31, 2023 - a net increase of $20.6 million), mainly related to changes to real discount rates associated with remeasurement of the liabilities.

- Property, plant and equipment included $25.5 million (December 31, 2023 - $21.4 million) of capital additions related to the recognition of ROU assets and $71.0 million (December 31, 2023 - nil) of capital additions related to the recognition of property, plant and equipment that has been financed. Property, plant and equipment and other assets include $18.6 million of capital additions related to agreements with communities (December 31, 2023 - $17.3 million). Property, plant and equipment as of December 31, 2023 included $14.2 million of capital additions related to exploration and evaluation assets acquired through the acquisition of Rockcliff.